PRIVATE PLACEMENT (Details) - CIK 0001822935 Healthcare Capital Corp	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Private Placement (Details) [Line Items]
Gross proceeds	$ 275,000,000
Common stock, exercise price | $ / shares	$ 11.50
Incurred a charges	$ 680,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Exercise price, description	Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 6,800,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant or $6,800,000 in the aggregate, each exercisable to purchase one share of Class A common stock at a price of $11.50 per share, in a private placement.
Aggregate purchase share | shares	6,800,000
Gross proceeds	$ 6,800,000
Shares issued per share | $ / shares	$ 1.00